COMMON STOCK	9 Months Ended
Sep. 30, 2021
STOCKHOLDERS’ DEFICIT:
COMMON STOCK

NOTE 12 – COMMON STOCK

In accordance with the Company’s bylaws, the Company has authorized a total of 20,000,000,000 shares of common stock, par value $0.0001 per share. As of December 31, 2021 and 2020, there were 5,197,821,885 and 4,088,762,156 common shares issued and outstanding.

On February 18, 2020, the majority stockholders holding a majority of the issued and outstanding voting shares of the Company amended the Company’s Certificate of Incorporation to amend the par value of the Company’s common stock from $0.01 to $0.0001.

On January 14, 2021, the Company issued an aggregate of 100,000,000 shares of common stock upon the conversion of convertible debt, as issued on September 24, 2018, in the amount of $28,000.

On January 25, 2021, the Company issued an aggregate of 150,000,000 shares of common stock upon the conversion of convertible debt, as issued on September 24, 2018, in the amount of $42,000.

On February 1, 2021, the Company issued an aggregate of 30,999,995 shares of common stock upon the conversion of convertible debt, as issued on February 12, 2019, in the amount of $8,116.

On February 11, 2021, the Company issued an aggregate of 100,000,000 shares of common stock upon the conversion of convertible debt, as issued on September 24, 2018, in the amount of $56,000.

On February 18, 2021, the Company issued an aggregate of 220,000,000 shares of common stock upon the conversion of convertible debt, as issued on September 24, 2018, in the amount of $75,436 for principal and $39,638 for interest.

On April 15, 2021, the Company issued an aggregate of 8,065,040 shares of common stock upon the conversion of convertible debt, as issued on October 7, 2020, in the amount of $47,850 and interest of $2,153.25.

On April 30, 2021, the Company issued 60,000,000 shares of common stock as compensation for loan acquisition costs associated with the note issued on the same date for the amount of $825,000.

On June 4, 2021, the Company issued an aggregate of 12,500,000 shares of common stock upon the conversion of convertible debt, as issued on September 25, 2018, in the amount of $76,656.83 and interest of $260.61.

On July 12, 2021, the Company issued an aggregate of 1,784,146 shares of common stock upon the conversion of convertible debt, as issued on January 12, 2021, in the amount of $42,350.

On July 14, 2021, the Company issued an aggregate of 45,037,115 shares of common stock upon the conversion of convertible debt, as issued on October 7, 2020, in the amount of $93,864 and interest of $26,246.

On July 19, 2021, the Company issued an aggregate of 2,898,382 shares of common stock upon the conversion of convertible debt, as issued on October 7, 2020, in the amount of $10,497 and interest of $6,748.

On August 25, 2021, the Company issued 31,799,260 shares of common stock for $3,000,000.

On August 31, 2021, the Company issued 27,297,995 shares of common stock for $3,000,000.

On September 22, 2021, the Company issued 25,630,272 shares of common stock for $2,000,000.

On September 30, 2021, the Company issued 15,000,000 shares of common stock pursuant to two separate Membership Interest Purchase Agreements with Remote Intelligence, and Wildlife Specialists, LLC.

On September 30, 2021, the Company issued 3,194,081 shares of common stock as compensation valued at $250,000 for loan acquisition costs associated with proceeds raised.

On October 1, 2021, the Company issued 37,187,289 shares of common stock for $3,000,000.

On October 15, 2021, the Company issued 14,282,304 shares of common stock for $1,055,000.

On October 22, 2021, the Company issued 1,596,594 shares of common stock as compensation valued at $250,000 for loan acquisition costs associated with proceeds raised.

On October 25, 2021, the Company issued 634,778 shares of common stock as compensation valued at $250,000 for loan acquisition costs associated with proceeds raised.

On November 17, 2021, the Company issued an aggregate of 177,375,000 shares of common stock upon the conversion of convertible debt, as issued on April 30, 2021, in the amount of $825,000 and interest of $61,875.

On December 21, 2021, the Company issued an aggregate of 43,777,478 shares of common stock for $2,538,327.

At December 31, 2021, the Company had 1,589,257,888 in common shares reserved for issuance for convertible debt securities.